Trade and Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Trade and Notes Payable
Trade payable for raw materials	¥ 15,410,150		¥ 7,089,370
Notes payable	4,614,179		2,286,680
Total	¥ 20,024,329	$ 2,903,255	¥ 9,376,050